Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk [member] - Fair value hedges [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ 6.0	$ 0.0
Unrealized (loss) gains on currency instruments	(5.9)	11.2
Deferred income tax related to hedging instrument	2.4	(1.7)
Balance, June 30, 2017	(1.4)	6.0
CAD Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gains on currency instruments	(3.9)	(2.2)
MXN Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gains on currency instruments	$ 0.0	$ (1.3)